Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Cash and Cash Equivalents
5.	CASH AND CASH EQUIVALENTS
See accounting policy in Note 2.3.4.

	12.31.2024	12.31.2023
Cash and banks	494.0	330.3
Cash equivalents
Private securities (i)	87.7	130.1
Fixed deposits (ii)	981.3	1,168.8

	1,069.0	1,298.9

	1,563.0	1,629.2
Bank overdraft	—	(2.9)

Liquid cash and cash equivalents	1,563.0	1,626.3

(i)	Applications in Bank Deposit Certificates (CDBs) and Private Securities Repurchase Agreements issued by financial institutions in Brazil.
(ii)	Fixed term deposits in dollars issued by financial institutions.